FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Financial Instruments Measured at Fair Value

December 31, 2025	Level 1	Level 2	Total

Mutual funds	$32,067,322	$0	$32,067,322
Microsoft Common Stock	5,749,758	0	5,749,758
Money market funds	708,003	0	708,003
Other	0	31,736	31,736

Total	$38,525,083	$31,736	$38,556,819

December 31, 2024	Level 1	Level 2	Total

Mutual funds	$27,935,127	$0	$27,935,127
Microsoft Common Stock	5,008,685	0	5,008,685
Money market funds	728,685	0	728,685
Other	0	43,778	43,778

Total	$33,672,497	$43,778	$33,716,275